Basis of Presentation and Our Segments (Policies)	12 Months Ended
Dec. 28, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Policy
The accompanying consolidated financial statements have been prepared in accordance with GAAP and include the consolidated accounts of PepsiCo, Inc. and the affiliates that we control. In addition, we include our share of the results of certain other affiliates using the equity method based on our economic ownership interest, our ability to exercise significant influence over the operating or financial decisions of these affiliates or our ability to direct their economic resources. We do not control these other affiliates, as our ownership in these other affiliates is generally 50% or less. Intercompany balances and transactions are eliminated. As a result of exchange restrictions and other operating restrictions, we do not have control over our Venezuelan subsidiaries. As such, our Venezuelan subsidiaries are not included within our consolidated financial results for any period presented.

Use of Estimates, Policy
The preparation of our consolidated financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. Estimates are used in determining, among other items, sales incentives accruals, tax reserves, share-based compensation, pension and retiree medical accruals, amounts and useful lives for intangible assets and future cash flows associated with impairment testing for indefinite-lived intangible assets, goodwill and other long-lived assets. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe appropriate under the circumstances, such as current economic conditions, and adjust or revise our estimates as circumstances change. Additionally, the business and economic uncertainty resulting from volatile geopolitical conditions and changes in the interest rate and inflationary cost environment have made such estimates and assumptions more difficult to calculate. As future events and their effect cannot be determined with precision, actual results could differ significantly from those estimates.

Fiscal Period, Policy
Our fiscal year ends on the last Saturday of each December, resulting in a 53rd reporting week every five or six years, including in our 2022 financial results. While our North America financial results are reported on a weekly calendar basis, our international operations are reported on a monthly calendar basis. The following chart details our quarterly reporting schedule:

Quarter	United States and Canada	International
First Quarter	12 weeks	January and February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks (17 weeks for 2022)	September, October, November and December